CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2024
CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

NOTE 4 — CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Cash and cash equivalents

	2024	2023
Cash	16,245	10,468
Banks and immediately available investments	7,751,568	2,995,177
Cash and cash equivalents	7,767,813	3,005,645

Immediately available investments include investments with maturity of up to 90 days or readily redeemable, that means, those that have immediate liquidity and low risk of fair value variation.

Short-term investments

	2024	2023
Short-term investments	509,030	2,338,097

Short-term investments include securities held for immediate trading or available for future sale and substantially include amounts in investment funds, whose portfolio is composed of Bank Deposit Certificates, government bonds, financial bills and debentures, among others, which are used to manage the cash from the Company’s operating activities and recorded at fair value. Income generated by these investments is recorded as financial income.